Vessels - Expected future purchase commitment payments (Details) - Ballast Water Treatment Systems and Scrubbers [Member] $ in Thousands	Jun. 30, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	$ 33,224
Less than 1 month [member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	3,523
1-3 months [member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	4,512
3 months to 1 year [member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	3,518
1 - 5 years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	21,671
Later than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	$ 0